Mainland China Contribution Plan and Profit Appropriation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contribution Plan and Profit Appropriation [Abstract]
Provisions for full time employees benefits related to mandated contribution plan	$ 18,125	$ 7,017	$ 2,904
Minimum percentage of annual appropriations to general reserve fund, required by local government	10.00%
Appropriation amount to statutory reserve funds	$ 10,408	$ 5,503	$ 80